PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Feb. 28, 2022
PREPAID EXPENSES AND OTHER CURRENT ASSETS
PREPAID EXPENSES AND OTHER CURRENT ASSETS

5.           PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following:

	As of	As of
	February 28,	February 28,
	2021	2022

Accounts receivables	$25,907	$25,567
Prepaid VAT (1)	33,656	24,326
Prepayments to suppliers (2)	198,452	17,635
Loans to third-parties (3)	5,472	16,749
Prepaid rental and related fees(4)	8,057	12,660
Interest receivable	44,614	8,695
Other deposits	8,039	3,900
Loan to employees, current portion (5)	2,862	2,432
Staff advances (6)	3,175	1,914
Receivables of withholding tax for employees related to share incentive plan (7)	61,526	806
Others	11,350	8,069

	$403,110	$122,753

(1)	Prepaid VAT represents input VAT from the purchase of goods and services.
(2)	Prepayments to suppliers are primarily for prepaid operating expenses.
(3)	Balances represent short-term loans to third-parties as well as loans reclassified from non-current assets. See Note 11.
(4)	Balances include prepaid rental where lease term not yet commenced and rental deposit receivables from leases that have been terminated.
(5)	The Group offered housing benefit plan to employees who have been employed by the Group for three years or more and met certain performance criteria. Under this benefit plan, the eligible employees receive interest-free loans for purposes of property purchases. Each loan has a term of four years and must be repaid by equal annual installments.
(6)	Advances were made to employees primarily for traveling, office expenses and other expenditures which are subsequently expensed as incurred.
(7)	The Group pays for withholding tax on behalf of employees when their non-vested shares were vested or their options were exercised and agreed to repay the tax by deduction from the proceeds of shares sold subsequent to the option exercise through the Group’s broker. The receivable represents cash to be received from the broker to the above transaction.